Note 8 - Exploration and Evaluation Assets (Details Textual) - Prospective land claim package [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Percentage of interest acquirable	100.00%
Option payments to earn right, title and interest to property during option period	$ 75
Option payments commitment during option period, year two	425
Exploration expenditure commitment during option period	$ 2,925
Earn in option agreement period	5 years
Option payments commitment during option period, year three	$ 425
Option payments commitment during option period, year four	425
Option payments commitment during option period, year five	$ 425